TAXATION (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) entity	Dec. 31, 2015 CNY (¥) entity	Dec. 31, 2014 CNY (¥) entity	Dec. 31, 2013 CNY (¥) entity
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax provisions		¥ 1,408,703	¥ 1,911,657	¥ 1,228,145
Number of entities in PRC incurred income tax expenses | entity	6	6	7	2
Income tax provision for the sales of cost method investment gain recognized according to Circular 7	$ 13,587,500	¥ 83,103,026
Maximum
Tax Rate Disclosure [Line Items]
EIT withholding tax rate	10.00%	10.00%
PRC
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%
EIT withholding tax rate	10.00%	10.00%
Maximum EIT withholding tax rate if the foreign investor owns directly at least 25% of the shares of the FIE	5.00%	5.00%
Minimum percentage the foreign investor owns directly of the shares of the FIE will subject to no more than 5% EIT withholding tax.	25.00%	25.00%
PRC | Car rental service and designated driving service
Tax Rate Disclosure [Line Items]
Business tax rate (as a percent)	5.00%	5.00%
PRC | Car rental service
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	17.00%	17.00%
PRC | Designated Driving Service
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	11.00%	11.00%
PRC | Qualified Management Services
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	6.00%	6.00%
Cayman Islands
Tax Rate Disclosure [Line Items]
Withholding income tax		¥ 0
Hong Kong
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	16.50%	16.50%
Income tax provisions		¥ 0	¥ 0	¥ 0
Shanghai | Car rental service
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	3.00%	3.00%
Beijing | Car rental service
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	3.00%	3.00%